GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Asset Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017
Goodwill [Line Items]
Amortized intangible assets	$ 165,377	$ 165,377
Accumulated amortization	(51,303)	(41,684)
Net book value	114,074	123,693
Trade names	13,455	13,455
Total intangible assets at net book value	127,529	137,148
Customer lists and relationships
Goodwill [Line Items]
Amortized intangible assets	136,210	136,210
Accumulated amortization	$ (38,646)	(30,971)
Trade names
Goodwill [Line Items]
Finite-lived intangible asset, useful life	15 years
Amortized intangible assets	$ 29,167	29,167
Accumulated amortization	$ (12,657)	$ (10,713)
Minimum | Customer lists and relationships
Goodwill [Line Items]
Finite-lived intangible asset, useful life	12 years
Maximum | Customer lists and relationships
Goodwill [Line Items]
Finite-lived intangible asset, useful life	20 years